Stock Option And Grants Using Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.54%	0.88%	1.55%
Risk-free interest rate, maximum	1.11%	2.58%	2.96%
Stock price volatility, minimum	37.94%	39.23%	38.27%
Stock price volatility, maximum	40.04%	40.82%	42.06%
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term,(Years)	4 years	5 years	5 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term,(Years)	6 years	6 years	6 years